Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks	$ 1,963,838	$ 2,047,452
Investment securities	1,201,930	1,022,131
Loans	8,383,829	7,220,520
Customers' liabilities under acceptances	245,065	261,428
Derivative financial instruments - assets	22,315	157,267
Equipment, leases and leasehold improvements, net	19,676	16,794
Intangibles assets	3,663	2,605
Other assets	18,357	15,595
Total assets	11,858,673	10,743,792
Deposits:
Demand deposits	440,029	510,195
Time deposits	4,972,695	3,897,954
Demand and time deposits excluding interest payable	5,412,724	4,408,149
Interest payable	49,177	42,876
Total deposits	5,461,901	4,451,025
Securities sold under repurchase agreements	212,931	310,197
Borrowings and debt, net	4,352,316	4,351,988
Interest payable	37,508	49,217
Lease liabilities	19,232	16,707
Acceptances outstanding	245,065	261,428
Derivative financial instruments - liabilities	141,705	40,613
Allowance for losses on loan commitments and financial guarantee contracts	5,375	5,059
Other liabilities	45,431	53,734
Total liabilities	10,521,464	9,539,968
Equity:
Common stock	279,980	279,980
Treasury stock	(105,601)	(110,174)
Additional paid-in capital in excess of value assigned to common stock	124,970	122,046
Capital reserves	95,210	95,210
Regulatory reserves	149,666	136,019
Retained earnings	792,005	673,281
Other comprehensive income	979	7,462
Total equity	1,337,209	1,203,824
Total liabilities and equity	$ 11,858,673	$ 10,743,792